Note 9 - Intangible assets, net: Schedule of Company's amortization expense for the next five years (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Company's amortization expense for the next five years

Amortization
expenses
Twelve months ending December 31, 2025	$10,237
Twelve months ending December 31, 2026	10,237
Twelve months ending December 31, 2027	10,237
Twelve months ending December 31, 2028	2,866
Twelve months ending December 31, 2029	2,866
Thereafter	22,705
Total	$59,148